Self Administration Transaction - Schedule of Consideration Given (Details) - GRECO $ in Thousands	Dec. 14, 2018 USD ($)
Business Acquisition [Line Items]
Fair value of Operating Partnership units issued	$ 205,000
Fair value of earn-outs	29,380
Total consideration	254,065
Less: accounts receivable from affiliates and other assets	(19,878)
Net consideration	234,187
Executive deferred compensation plan
Business Acquisition [Line Items]
Accrued liabilities:	7,795
Other liabilities
Business Acquisition [Line Items]
Accrued liabilities:	$ 11,890